RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES	RELATED PARTIES
Equity Method Investments

The Company sells products to and purchases products from unconsolidated entities accounted for under the equity method and, therefore, these entities are considered to be related parties. The Company has 29 directly owned unconsolidated domestic and foreign affiliates as of December 31, 2024, of which 61% relates to Climate Solutions Americas, and 34% relates to Climate Solutions Asia Pacific, Middle East & Africa. The Company periodically reviews the carrying value of its equity method investments to determine if there has been an other-than-temporary decline in fair value.

Amounts attributable to equity method investees are as follows:

(In millions)	2024	2023	2022
Sales to equity method investees included in Product sales	$2,956	$2,920	$2,845
Purchases from equity method investees included in Cost of products sold	$237	$214	$331

The Company had receivables from and payables to equity method investees as follows:

(In millions)	2024	2023
Receivables from equity method investees included in Accounts receivable, net	$363	$231
Payables to equity method investees included in Accounts payable	$32	$44

The financial results of TCC are included in the Company's consolidated results since the acquisition date of August 1, 2022. Prior to the acquisition, the Company previously accounted for its minority ownership in TCC under the equity method of accounting. As a result, prior period results may not be comparable to the current period.
Summarized Financial Information. Pursuant to Rule 3-10 and Rule 4-08(g) of Regulation S-X under the Securities Act, the Company presents summarized financial information of the combined accounts of its non-consolidated joint ventures accounted for by the equity method.

Summarized unaudited financial information for equity method investments is as follows:

(In millions)	2024	2023
Current assets	$12,823	$11,432
Non-current assets	2,396	1,834
Total assets	15,219	13,266

Current liabilities	(11,053)	(9,296)
Non-current liabilities	(210)	(190)
Total liabilities	(11,263)	(9,486)
Total net equity of investees	$3,956	$3,780

(In millions)	2024	2023	2022
Net sales	$17,567	$16,180	$11,524
Gross profit	$3,063	$2,862	$2,274
Income from continuing operations	$700	$655	$757
Net earnings (loss)	$700	$655	$757